Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2023
Commitments And Contingencies [Abstract]
Minimum Future Payments, Commitments And Contingent Liabilities	Future payments for the Company’s commitments are below:

As at September 30, 2023	Remainder of Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1) (2)	432	1,958	1,717	1,453	1,408	13,263	20,231
Product Purchases	393	779	—	—	—	—	1,172
Real Estate (3)	15	53	54	56	59	619	856
Obligation to Fund Equity-Accounted Affiliate (4)	25	105	96	96	91	145	558
Other Long-Term Commitments (5) (6)	284	185	163	151	142	948	1,873
Total Commitments	1,149	3,080	2,030	1,756	1,700	14,975	24,690
(1)Includes transportation commitments of $9.1 billion (December 31, 2022 – $9.1 billion) that are subject to regulatory approval or were approved, but are not yet in service. Terms are up to 20 years subsequent to the commencement of the contract. Estimated tolls reflect the original contract rate and are subject to change pending approval by the Canada Energy Regulator.
(2)As at September 30, 2023, the Company had commitments with HMLP that included $2.1 billion related to long-term transportation and storage commitments (December 31, 2022 – $2.2 billion).
(3)Relates to the non-lease components of lease liabilities consisting of operating costs and unreserved parking for office space. Excludes committed payments for which a provision was provided.
(4)Relates to funding obligations for HCML.
(5)Includes Cenovus’s proportionate share of the commitments related to WRB and joint arrangements in the Offshore segment.
(6)The Company acquired $538 million of commitments as part of the Toledo Acquisition on February 28, 2023.